Stockholders’ Equity (Details) - Schedule of the stock option activity - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of The Stock Option Activity Abstract
Options beginning balance	2,902,619	541,021	541,021
Weighted Average Exercise Price, beginning balance	$ 7.07	$ 12.75	$ 12.75
Weighted Average Remaining Contractual Life (in years), beginning balance	4 years 8 months 15 days	3 years 3 months 7 days
Options, Granted	1,940,000	1,850,588
Weighted Average Exercise Price, Granted	$ 1.38	$ 6.32	$ 5.97
Weighted Average Remaining Contractual Life (in years), Granted		6 years 2 months 12 days	5 years 10 months 28 days
Options, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contractual Life (in years), Exercised
Options, Forfeited/Cancelled	(434,352)	(64,164)	(64,164)
Weighted Average Exercise Price, Forfeited/Cancelled	$ 13.56	$ 13.06	$ 13.06
Weighted Average Remaining Contractual Life (in years), Forfeited/Cancelled
Options outstanding, ending balance	4,408,267	2,327,445	2,902,619	541,021
Weighted Average Exercise Price outstanding, ending balance	$ 3.93	$ 7.63	$ 7.07	$ 12.75
Weighted Average Remaining Contractual Life (in years) outstanding, ending balance	4 years 5 months 4 days	4 years 3 months 14 days	4 years 8 months 15 days	3 years 3 months 7 days
Options, exercisable	3,010,101	608,524	1,165,191	149,168
Weighted Average Exercise Price, exercisable	$ 4.12	$ 12.75	$ 9.01	$ 23.77
Weighted Average Remaining Contractual Life (in years), exercisable	4 years 3 months 25 days	3 years 9 months	4 years 1 month 13 days	1 year 9 months